Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Basic Earnings Per Common Share
Net income	$ 2,017	$ 1,584	$ 1,592
Dividends on preferred shares and distributions payable on other equity instruments	(56)		(70)
Net income available to common shareholders	$ 1,961		$ 1,522
Weighted-average number of common shares outstanding	646,511		639,448
Basic earnings common per share	$ 3.03	$ 2.37	$ 2.38
Diluted Earnings Per Common Share
Net income available to common shareholders adjusted for impact of dilutive instruments	$ 1,961		$ 1,522
Weighted-average number of common shares outstanding	646,511		639,448
Effect of dilutive instruments
Stock options potentially exercisable	3,906		5,150
Common shares potentially repurchased	(2,994)		(3,803)
Weighted-average number of diluted common shares outstanding	647,423		640,795
Diluted earnings per common share	$ 3.03	$ 2.37	$ 2.37